Investment Objectives and Goals - Global X Funds - Global X Adaptive Risk Managed Yield ETF	Jun. 02, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Global X Adaptive Risk Managed Yield ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Adaptive Risk Managed Yield ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies Risk Managed Yield Index ("Underlying Index").